Michele H. Abate
Vice President and
Associate General Counsel
New England Life Insurance Company
11225 North Community House Road
Charlotte, NC 28277

September 8, 2026

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	New England Variable Annuity Separate Account
File No. 811-08828

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2026 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of New England
Variable Annuity Separate Account of New England Life Insurance Company pursuant to
Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain funds of American Funds Insurance Series® are incorporated by reference as filed on Form N-CSRS, CIK No. 0000729528, File No. 811-
03857.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-
10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-
03618.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Vice President and Associate General Counsel
New England Life Insurance Company